Intangible assets, net	6 Months Ended
Jun. 30, 2024
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets, net	Intangible assets, net
Intangible assets, net consisted of the following:

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Software	121,950	143,461
Software license rights	143,725	143,725
Trademark	139	139
Patents	2,655	141,224
Intangible assets	268,469	428,549
Less: accumulated amortization	(86,183)	(130,945)
Less: impairment	(2,945)	(3,570)
Intangible assets, net	179,341	294,034

The Group acquired patents of RMB138,569 in the asset acquisition (refer to Note 1(c)). The acquired patents are amortized over a period of ten years.

Amortization of intangible assets was allocated as follows:

	Six Months Ended June 30,
	2023	2024
	RMB	RMB
Cost of revenues	—	23,954
Selling, general and administrative expenses	4,902	4,605
Research and development expenses	7,105	16,184
Total amortization	12,007	44,743

In the six months ended June 30, 2024, an impairment loss of RMB625 was recognized for obsolete software, which was included in selling, general and administrative expenses. No impairment loss was recorded in the six months ended June 30, 2023.